Risk Management - Disclosure of management Value at Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 26	£ 42
High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	36	60
Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15	24
Credit risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	21	40
Credit risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27	57
Credit risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17	22
Interest rate risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15	15
Interest rate risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25	25
Interest rate risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	9
Equity and stock index derivatives | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	6
Equity and stock index derivatives | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12	10
Equity and stock index derivatives | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	3
Basis risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	13
Basis risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8	25
Basis risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	8
Spread risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	9
Spread risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	14
Spread risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	5
Foreign exchange risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	4
Foreign exchange risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	9
Foreign exchange risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	1
Commodity risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Commodity risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	1
Commodity risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Inflation risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	6
Inflation risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	11
Inflation risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	2
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (34)	£ (51)